Basic and diluted net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Earnings (Loss) and Weighted Average Shares Used in Computation of Basic and Diluted Earnings (Loss) per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share is as follows:

	2024	2023
Net earnings (loss) from continuing operations attributable to shareholders of AQN	$65,303	$(14,443)
Series A Share dividend	5,789	4,586
Series D Share dividend	4,699	3,770
Net earnings (loss) from continuing operations attributable to common shareholders of AQN	54,814	(22,799)
Income (loss) from discontinued operations	(1,445,820)	43,117
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(1,391,006)	$20,318
Weighted average number of shares
Basic	731,721,239	688,738,717
Effect of dilutive securities	2,328,020	2,024,509
Diluted	734,049,259	690,763,226